Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Income Taxes [Line Items]
INCOME TAXES

NOTE 12. INCOME TAXES

The Company accounts for its income taxes in accordance with ASC 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax credit carry forwards.

Due to our cumulative loss position, historical net operating losses (“NOLs”), and other available evidence related to our ability to generate taxable income, we have recorded a full valuation allowance against our net deferred tax assets as of March 31, 2026, and December 31, 2025. Accordingly, we have not recorded a provision for federal income taxes during the three months ended March 31, 2026.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operation in the period that includes the enactment date. The Company has a net operating loss carryforward, however, due to the uncertainty of realization, the Company has provided a full valuation allowance for deferred tax assets resulting from this net operating loss carryforward.

We may have experienced ownership changes as defined by Internal Revenue Code (“IRC”) Section 382 in February 2025, and we are in the process of preparing an analysis of the annual limitation on the utilization of our NOLs. We will continue to monitor trading activity in our shares that may cause an additional ownership change, which may ultimately affect our ability to fully utilize our existing NOL carryforwards.

During the year ended December 31, 2025, Legacy XCF acquired New Rise in a transaction accounted for as a reverse acquisition, the Acquisition. As a result of the Acquisition, New Rise was treated as the accounting predecessor for financial reporting purposes.

Prior to the Acquisition, New Rise was not a taxable reporting entity for U.S. federal and state income tax purposes. Upon consummation of the Acquisition, New Rise became a taxable entity and recorded opening deferred tax assets and liabilities as of the acquisition date, net of any valuation allowance.

As a result of the Acquisition, New Rise experienced a tax basis refresh such that historical book-tax timing differences associated with periods prior to the transaction are no longer applicable. Accordingly, deferred tax assets and liabilities recognized in connection with the Acquisition relate to differences between (i) the book carrying amounts of the acquiree’s assets and liabilities and (ii) the tax bases established as a result of the consideration exchanged in the transaction, together with other post-transaction temporary differences and tax attribute carryforwards.

The Company evaluated the realizability of deferred tax assets arising from (i) the change in New Rise’s tax status and (ii) the additional deferred tax asset basis created in the Acquisition. Based on the weight of available positive and negative evidence, including the Company’s cumulative loss position and expectations regarding the generation of future taxable income, management concluded that it is more likely than not that the Company’s deferred tax assets will not be realized. Accordingly, the Company recorded a valuation allowance sufficient to fully offset its deferred tax assets.

As a result of maintaining a full valuation allowance, no income tax expense or benefit was recognized in the unaudited condensed consolidated statements of operations in connection with the change in tax status or the deferred tax impacts of the Acquisition. In addition, no amounts were recorded to additional paid-in capital related to deferred tax assets arising from the transaction.

NOTE 12. INCOME TAXES

The Company accounts for its income taxes in accordance with ASC 740, “Incomes Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operation in the period that includes the enactment date. The Company has a net operating loss carryforward, however, due to the uncertainty of realization, the Company has provided a full valuation allowance for deferred tax assets resulting from this net operating loss carryforward.

Significant components of our deferred tax assets and liabilities are as follows:

2025
Deferred tax assets
Net operating loss (“NOL”) carryforwards
U.S. federal	$20,461,846
Tax Credits
Energy related tax credits	185,987
Goodwill	139,473,347
Property, Plant and Equipment	575,817
Stock Compensation	1,843,290
Other	2,412,094
Less: valuation allowance	(164,952,382)
Deferred tax assets, net of valuation allowance	—

Deferred tax liabilities	—
Total deferred tax liabilities	—
Net deferred tax liabilities	$—

As of December 21, 2025, and 2024, the Company had federal net operating loss carryforwards of $97,437,361 and $0, respectively. Our net operating loss carryforwards have an indefinite carryforward period.

We may have experienced ownership changes as defined by Internal Revenue Code (“IRC”) Section 382 in 2025, and we are in the process of preparing an analysis of the annual limitation on the utilization of our NOLs. We will continue to monitor trading activity in our shares that may cause an additional ownership change, which may ultimately affect our ability to fully utilize our existing NOL carryforwards.

For the year ended December 31, 2025, the Company recorded no current or deferred income tax expense or benefit. Deferred tax assets and liabilities, if any, are measured using enacted tax rates expected to apply when temporary differences reverse. In 2024, the predecessor was not a tax paying entity; therefore no 2024 amounts are presented in the accompanying tables. Management evaluates the realizability of deferred tax assets and records a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized.

During the year ended December 31, 2025, Legacy XCF acquired New Rise in a transaction accounted for as a reverse acquisition, the Acquisition. As a result of the Acquisition, New Rise is treated as the accounting predecessor for financial reporting purposes.

Prior to the Acquisition, New Rise was not a taxable reporting entity for U.S. federal and state income tax purposes. Upon consummation of the Acquisition, New Rise became a taxable entity and recorded opening deferred tax assets and liabilities as of the acquisition date, net of any valuation allowance.

As a result of the Acquisition, New Rise experienced a tax basis refresh such that historical book-tax timing differences associated with periods prior to the transaction are no longer applicable. Accordingly, deferred tax assets and liabilities recognized in connection with the Acquisition relate to differences between (i) the book carrying amounts of the acquiree’s assets and liabilities and (ii) the tax bases established as a result of the consideration exchanged in the transaction, together with other post-transaction temporary differences and tax attribute carryforwards.

The Company evaluated the realizability of deferred tax assets arising from (i) the change in New Rise’s tax status and (ii) the additional deferred tax asset basis created in the Acquisition. Based on the weight of available positive and negative evidence, including the Company’s cumulative loss position and expectations regarding the generation of future taxable income, management concluded that it is more likely than not that the Company’s deferred tax assets will not be realized. Accordingly, the Company recorded a valuation allowance sufficient to fully offset its deferred tax assets.

As a result of maintaining a full valuation allowance, no income tax expense or benefit was recognized in the consolidated statements of operations in connection with the change in tax status or the deferred tax impacts of the Acquisition. In addition, no amounts were recorded to additional paid-in capital related to deferred tax assets arising from the transaction.

Due to our cumulative loss position, historical net operating losses (“NOLs”), and other available evidence related to our ability to generate taxable income, we have recorded a full valuation allowance against our net deferred tax assets as of December 31, 2025, and December 31, 2024. Accordingly, we have not recorded a provision for federal income taxes during the year ended December 31, 2025. During the year ended December 31, 2025, the Company recorded an increase in its valuation allowance of $164,952,382 due to continued operating losses as reflected in the rate reconciliation table with the remaining increase of approximately $148,845,231 attributable to deferred tax assets recognized in the Acquisition as a result of the change in New Rise’s filing status.

The table below provides the updated requirements of ASU No. 2023-09 for 2025. See Note 2 for additional details on the adoption of ASU No. 2023-09.

Our income tax rates do not bear a customary relationship to statutory income tax rates. A reconciliation of the U.S. federal statutory income tax rate of 21% to our effective income tax rate for the year ended December 31, 2025 is as follows:

	Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$15,541,001	21%
State and local income taxes, net of federal income tax effect	—	—
Tax credits	(185,987)	(0.25)%
Changes in valuation allowance	16,107,151	21.77%
Nontaxable or nondeductible items
Loss on issuance of debt	8,511,510	11.50%
Change in fair value of warrants	(44,082,402)	(59.57)%
Unrealized loss on derivative asset	3,392,775	4.58%
Transaction costs	715,952	0.97%
Changes in unrecognized tax benefits
Other adjustments	—	—
Effective tax rate as reported	$—	—%

DevvStream Corp [Member]
Income Taxes [Line Items]
INCOME TAXES

16.    Income taxes

A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	July 31, 2025	July 31, 2024
Domestic	$(4,788,451)	$(7,403,278)
International	(7,278,780)	(2,395,924)
(Loss) before income taxes	(12,067,231)	(9,799,202)
	July 31, 2025	July 31, 2024
Expected recovery at statutory rate	(2,534,119)	(2,057,832)
Permanent book/tax differences	(33,892)	241,919
Change in valuation allowance	3,825,833	1,873,989
Current tax true up	(62,750)	28,463
Tax rate differential	—	—
Impact of foreign currency translation	—	(13,993)
Impact of acquisition	(1,195,073)	—
Total tax expense	$—	$72,546

The components of the provision for income taxes are as follows:

	July 31, 2025	July 31, 2024
Current tax expense:
Federal	$—	$—
Foreign	—	72,546
Total current tax expense	—	72,546

Deferred tax benefit:
Federal	—	—
Foreign	—	—
Total deferred tax benefit	—	—
Total income tax expense	$—	$72,546

The effective tax rate for 2025 is materially consistent with the prior year comparable period due to the continued full valuation allowance recorded against net deferred tax assets:

Deferred Income Tax

The significant components of the deferred tax assets and liabilities consisted of the following:

	July 31, 2025	July 31, 2024
Deferred tax assets
Net operating loss carryforwards	$4,573,385	$2,441,398
Unexercised share-based compensation	945,890	823,579
Capital start-up costs	2,355,876	620,911
Derivative liability	—	193,043
Accrued payroll reserves	162,426	49,866
Financing fees	4,503	6,005
Unrealized foreign exchange gain/loss	13,879	11,434
Total gross deferred tax assets	8,055,960	4,146,236

Valuation allowance	(7,967,381)	(4,141,548)

Total deferred tax assets, net of valuation allowance	88,579	4,688

Deferred tax liability
Convertible debt	(88,579)	(4,410)
Depreciation	—	(278)
Unrealized foreign exchange gain/loss	—	—
Total gross deferred tax liabilities	(88,579)	(4,688)

Net deferred tax asset	—	—

In assessing the realizability of deferred tax assets, management considers all positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, the net deferred tax assets are fully offset by a valuation allowance at July 31, 2025 and 2024. As of July 31, 2025, the Company recorded a valuation allowance of $7,967,381 compared to $4,141,548 as of July 31, 2024.

As of July 31, 2025, the Company had $Nil of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. As of both July 31, 2025 and July 31, 2024 the Company had accrued $Nil for net interest and penalties.

As of July 31, 2025, the Company had Canadian federal net operating loss carryforwards (“NOLs”) of $7,324,903 which have a 20-year expiration period and will begin to expire in 2040, and U.S. federal NOLs of $14,453,122 which can be carried forward indefinitely.

DevvStream Holdings Inc. is subject to U.S. federal tax, as well as various foreign jurisdictions including Canadian federal and provincial tax that impose an income tax. The years that remain subject to examination are 2021 and onwards.

U.S. Income Tax Status

U.S. federal tax legislation was enacted in 2004 to address perceived U.S. tax concerns in “corporate inversion” transactions. A “corporate inversion” generally occurs when a non-U.S. corporation acquires “substantially all” of the equity interests in, or the assets of, a U.S. corporation or partnership, if, after the acquisition, former equity holders of the U.S. corporation or partnership own a specified level of stock in the non-U.S. corporation. The tax consequences of these rules depend upon the percentage identity of stock ownership that results. Generally, in the “80-percent identity” transactions, i.e. former equity holders of the U.S. corporation owns 80% or more of the equity of the non-U.S. acquiring entity (excluding certain equity interests), the tax benefits of the inversion are limited by treating the non-U.S. acquiring entity as a domestic entity for U.S. tax purposes, DevvStream Holdings Inc. is subject to both Canadian and US tax. Note, the ownership percentage is computed under section 7874 which varies from legal ownership.

Management is of the view that a corporate inversion has resulted from the RTO transaction completed on November 4, 2022. Management has determined that DevvStream Holdings Inc. is subject to the “80 percent” identity with respect to the transactions undertaken. The tax implication resulting from this transaction would be annual filing of US corporate income tax return and additional withholding tax payment to IRS on future distribution to minority shareholders.